Transactions with Related Parties, Former Parent Company (Details)				6 Months Ended		12 Months Ended
	Mar. 27, 2024 $ / shares shares	Aug. 07, 2023 USD ($) $ / shares shares	Mar. 07, 2023 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 02, 2023 $ / shares	Jul. 29, 2022 $ / shares
Transactions with Related Parties [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001	$ 0.001
Payments related to Spin-Off				$ 0	$ 2,667,044
Due from related parties, current				1,651,486		$ 3,923,315
Dividend income from related party				1,263,889	0
Investment in related party				$ 50,555,556		$ 50,541,667
Common shares outstanding (in shares) | shares			9,461,009	19,093,853		18,978,409
Common shares, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001	$ 0.001	$ 0.001
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, issued (in shares) | shares			140,000
Preferred stock, dividend rate			1.00%	1.00%		1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares			$ 1,000	$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.001
Related Party [Member] | Castor [Member]
Transactions with Related Parties [Abstract]
Payments related to Spin-Off					2,667,044
Due from related parties, current				$ 0	$ 27,602
Investment in related party				50,555,556
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred stock, issued (in shares) | shares			140,000
Accrued dividends payable				322,778		$ 315,000
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member]
Transactions with Related Parties [Abstract]
Preferred stock, dividend rate		5.00%
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.001
Number of shares to be purchased (in shares) | shares		50,000
Purchase price (in dollars per share) | $ / shares		$ 1,000
Total investment		$ 50,000,000
Dividend income from related party				$ 1,300,000
Dividend rate multiplier		1.3
Conversion price (in dollars per share) | $ / shares		$ 7		$ 0.7
Period used to determine weighted average price for conversion		5 days
Accrued dividends				$ 555,556
Stock split	0.1
Common shares outstanding (in shares) | shares	9,662,354
Common shares, par value (in dollars per share) | $ / shares	$ 0.001
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Maximum [Member]
Transactions with Related Parties [Abstract]
Preferred stock, dividend rate		20.00%
Related Party [Member] | Castor [Member] | Series D Preferred Stock [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 0.3